Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of the periods indicated:

	December 31,	December 31,
	2023	2022
Accrued research and development expense	$1,799,583	$1,600,221
Accrued compensation and employee benefits	1,184,505	568,865
Accrued royalties	274,028	272,352
Others	438,264	468,150
Total	$3,696,380	$2,909,587